Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of key management personnel

	2023	2022	2021
	€’000	€’000	€’000
Basic salary	1,453	1,471	683
Short-term employee benefits	303	498	5
Other long-term benefits	55	80	3
Share-based compensation	1,947	2,957	183
	3,758	5,006	874